Allowance for Loan Losses	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Allowance for Loan Losses

Note 5. Allowance for Loan Losses

The allowance for loan losses is reviewed by on a monthly basis and additions thereto are recorded pursuant to the results of such reviews. In assessing the allowance, several internal and external factors that might impact the performance of individual loans are considered. These factors include, but are not limited to, economic conditions and their impact upon borrowers’ ability to repay loans, respective industry trends, borrower estimates and independent appraisals. Periodic changes in these factors impact the assessment of each loan and its overall impact on the allowance for loan losses.

The monitoring of credit risk also extends to unfunded credit commitments, such as unused commercial credit lines and letters of credit. A reserve is established as needed for estimates of probable losses on such commitments.

A summary of changes in the allowance for loan losses, by portfolio type, for the nine months ended September 30, 2014 and 2013 are as follows:

	For the Nine Months Ended September 30, 2014
(in thousands)	Beginning Allowance (12/31/13)	Charge- offs	Recoveries	Provision	Ending Allowance (9/30/14)
Real Estate:
Construction & land development	$1,530	$(1,032)	$2	$230	$730
Farmland	17	—	—	5	22
1-4 Family	1,974	(208)	59	(71)	1,754
Multifamily	376	—	39	106	521
Non-farm non-residential	3,607	(1,425)	8	646	2,836

Total Real Estate	7,504	(2,665)	108	916	5,863

Non-Real Estate:
Agricultural	46	(2)	1	(5)	40
Commercial and industrial	2,176	(197)	21	(266)	1,734
Consumer and other	208	(218)	170	15	175
Unallocated	421	—	—	394	815

Total Non-Real Estate	2,851	(417)	192	138	2,764

Total	$10,355	$(3,082)	$300	$1,054	$8,627

	For the Nine Months Ended September 30, 2013
(in thousands)	Beginning Allowance (12/31/12)	Charge- offs	Recoveries	Provision	Ending Allowance (9/30/13)
Real Estate:
Construction & land development	$1,098	$(233)	$3	$384	$1,252
Farmland	50	—	140	(154)	36
1-4 Family	2,239	(185)	35	169	2,258
Multifamily	284	—	—	267	551
Non-farm non-residential	3,666	(1,053)	3	543	3,159

Total Real Estate	7,337	(1,471)	181	1,209	7,256

Non-Real Estate:
Agricultural	64	(41)	4	23	50
Commercial and industrial	2,488	(942)	63	748	2,357
Consumer and other	233	(192)	191	(41)	191
Unallocated	220	—	—	72	292

Total Non-Real Estate	3,005	(1,175)	258	802	2,890

Total	$10,342	$(2,646)	$439	$2,011	$10,146

Negative provisions are caused by changes in the composition and credit quality of the loan portfolio. The result is an allocation of the loan loss reserve from one category to another.

A summary of the allowance and loans individually and collectively evaluated for impairment are as follows:

	As of September 30, 2014
(in thousands)	Allowance Individually Evaluated for Impairment	Allowance Collectively Evaluated for Impairment	Total Allowance for Credit Losses	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment	Total Loans before Unearned Income
Real Estate:
Construction & land development	$142	$588	$730	$4,194	$43,623	$47,817
Farmland	—	22	22	—	14,168	14,168
1-4 Family	41	1,713	1,754	2,860	108,763	111,623
Multifamily	400	121	521	1,339	13,066	14,405
Non-farm non-residential	204	2,632	2,836	16,798	316,619	333,417

Total Real Estate	787	5,076	5,863	25,191	496,239	521,430

Non-Real Estate:
Agricultural	—	40	40	—	31,256	31,256
Commercial and industrial	—	1,734	1,734	—	171,069	171,069
Consumer and other	—	175	175	—	21,092	21,092
Unallocated	—	815	815	—	—	—

Total Non-Real Estate	—	2,764	2,764	—	223,417	223,417

Total	$787	$7,840	$8,627	$25,191	$719,656	744,847

Unearned income						(1,786)

Total Loans Net of Unearned Income						$743,061

	As of December 31, 2013
(in thousands)	Allowance Individually Evaluated for Impairment	Allowance Collectively Evaluated for Impairment	Total Allowance for Credit Losses	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment	Total Loans before Unearned Income
Real Estate:
Construction & land development	$1,166	$364	$1,530	$5,777	$41,773	$47,550
Farmland	—	17	17	—	9,826	9,826
1-4 Family	25	1,949	1,974	2,868	100,896	103,764
Multifamily	304	72	376	1,951	11,820	13,771
Non-farm non-residential	1,053	2,554	3,607	19,279	316,792	336,071

Total Real Estate	2,548	4,956	7,504	29,875	481,107	510,982

Non-Real Estate:
Agricultural	—	46	46	—	21,749	21,749
Commercial and industrial	—	2,176	2,176	—	151,087	151,087
Consumer and other	—	208	208	—	20,917	20,917
Unallocated	—	421	421	—	—	—

Total Non-Real Estate	—	2,851	2,851	—	193,753	193,753

Total	$2,548	$7,807	$10,355	$29,875	$674,860	704,735

Unearned income						(1,569)

Total Loans Net of Unearned Income						$703,166

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Payment status, collateral value and the probability of collecting scheduled principal and interest payments when due are considered in evaluating loan impairment. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.

The significance of payment delays and payment shortfalls are considered on a case-by-case basis; all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed are factors considered. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent. This process is applied to impaired loan relationships in excess of $250,000.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, individual consumer and residential loans are not separately identified for impairment disclosures, unless such loans are the subject of a restructuring agreement.

The following is a summary of impaired loans by class as of the date indicated:

	As of September 30, 2014
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Cash Basis
Impaired Loans with No Related Allowance:
Real Estate:
Construction & land development	$1,953	$2,993	$—	$2,715	$13	$19
Farmland	—	—	—	—	—	—
1-4 Family	804	1,018	—	801	39	44
Multifamily	—	—	—	602	14	15
Non-farm non-residential	7,434	12,667	—	8,755	750	598

Total Real Estate	10,191	16,678	—	12,873	816	676

Non-Real Estate:
Agricultural	—	—	—	—	—	—
Commercial and industrial	—	—	—	—	—	—
Consumer and other	—	—	—	—	—	—

Total Non-Real Estate	—	—	—	—	—	—

Total Impaired Loans with No Related Allowance	10,191	16,678	—	12,873	816	676

Impaired Loans with an Allowance Recorded:
Real Estate:
Construction & land development	2,241	2,241	142	2,210	56	59
Farmland	—	—	—	—	—	—
1-4 Family	2,056	2,071	41	2,065	128	120
Multifamily	1,339	1,339	400	1,340	93	87
Non-farm non-residential	9,364	9,364	204	9,425	148	145

Total Real Estate	15,000	15,015	787	15,040	425	411

Non-Real Estate:
Agricultural	—	—	—	—	—	—
Commercial and industrial	—	—	—	—	—	—
Consumer and other	—	—	—	—	—	—

Total Non-Real Estate	—	—	—	—	—	—

Total Impaired Loans with an Allowance Recorded	15,000	15,015	787	15,040	425	411

Total Impaired Loans	$25,191	$31,693	$787	$27,913	$1,241	$1,087

The following is a summary of impaired loans by class as of the date indicated:

	As of December 31, 2013
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Cash Basis
Impaired Loans with No Related Allowance:
Real Estate:
Construction & land development	$—	$—	$—	$599	$35	$36
Farmland	—	—	—	—	—	—
1-4 Family	441	441	—	472	28	35
Multifamily	607	607	—	5,890	359	382
Non-farm non-residential	4,722	5,456	—	7,579	425	527

Total Real Estate	5,770	6,504	—	14,540	847	980

Non-Real Estate:
Agricultural	—	—	—	—	—	—
Commercial and industrial	—	—	—	1,472	134	162
Consumer and other	—	—	—	—	—	—

Total Non-Real Estate	—	—	—	1,472	134	162

Total Impaired Loans with No Related Allowance	5,770	6,504	—	16,012	981	1,142

Impaired Loans with an Allowance Recorded:
Real Estate:
Construction & land development	5,777	5,777	1,166	6,345	383	360
Farmland	—	—	—	—	—	—
1-4 Family	2,427	2,620	25	1,643	121	107
Multifamily	1,344	1,344	304	1,348	89	96
Non-farm non-residential	14,557	17,469	1,053	14,868	775	573

Total Real Estate	24,105	27,210	2,548	24,204	1,368	1,136

Non-Real Estate:
Agricultural	—	—	—	—	—	—
Commercial and industrial	—	—	—	—	—	—
Consumer and other	—	—	—	—	—	—

Total Non-Real Estate	—	—	—	—	—	—

Total Impaired Loans with an Allowance Recorded	24,105	27,210	2,548	24,204	1,368	1,136

Total Impaired Loans	$29,875	$33,714	$2,548	$40,216	$2,349	$2,278

Troubled Debt Restructurings

A Troubled Debt Restructuring (“TDR”) is considered such if the creditor for economic or legal reasons related to the debtor’s financial difficulties grants a concession to the debtor that it would not otherwise consider. The modifications to the Company’s TDRs were concessions on the interest rate charged. The effect of the modifications to the Company was a reduction in interest income. These loans have an allocated reserve in the Company’s reserve for loan losses. The Company has not restructured any loans that are considered troubled debt restructurings in the prior twelve months.

The following table identifies the Troubled Debt Restructurings as of September 30, 2014 and December 31, 2013:

September 30, 2014
Accruing Loans
(in thousands)	Current	30-89 Days Past Due	Nonaccrual	Total TDRs
Real Estate:
Construction & land development	$—	$—	$—	$—
Farmland	—	—	—	—
1-4 Family	—	—	—	—
Multifamily	—	—	—	—
Non-farm non-residential	3,004	—	230	3,234

Total Real Estate	3,004	—	230	3,234

Non-Real Estate:
Agricultural	—	—	—	—
Commercial and industrial	—	—	—	—
Consumer and other	—	—	—	—

Total Non-Real Estate	—	—	—	—

Total	$3,004	$—	$230	$3,234

December 31, 2013
Accruing Loans
(in thousands)	Current	30-89 Days Past Due	Nonaccrual	Total TDRs
Real Estate:
Construction & land development	$—	$—	$—	$—
Farmland	—	—	—	—
1-4 Family	—	—	—	—
Multifamily	—	—	—	—
Non-farm non-residential	3,006	—	230	3,236

Total Real Estate	3,006	—	230	3,236

Non-Real Estate:
Agricultural	—	—	—	—
Commercial and industrial	—	—	—	—
Consumer and other	—	—	—	—

Total Non-Real Estate	—	—	—	—

Total	$3,006	$—	$230	$3,236

The following table discloses TDR activity for the nine months ended September 30, 2014.

Trouble Debt Restructured Loans Activity Nine Months Ended September 30, 2014
(in thousands)	Beginning Balance (12/31/13)	New TDRs	Charge-offs post- modification	Transferred to ORE	Paydowns	Construction to permanent financing	Restructured to market terms	Ending balance (6/30/14)
Real Estate:
Construction & land development	$—	$—	$—	$—	$—	$—	$—	$—
Farmland	—	—	—	—	—	—	—	—
1-4 Family	—	—	—	—	—	—	—	—
Multifamily	—	—	—	—	—	—	—	—
Non-farm non-residential	3,236	—	—	—	(2)	—	—	3,234

Total Real Estate	3,236	—	—	—	(2)	—	—	3,234

Non-Real Estate:
Agricultural	—	—	—	—	—	—	—	—
Commercial and industrial	—	—	—	—	—	—	—	—
Consumer and other	—	—	—	—	—	—	—	—

Total Non-Real Estate	—	—	—	—	—	—	—	—

Total	$3,236	$—	$—	$—	$(2)	$—	$—	$3,234

There were no commitments to lend additional funds to debtors whose terms have been modified in a troubled debt restructuring at September 30, 2014.

Note 6. Allowance for Loan Losses

A summary of changes in the allowance for loan losses, by loan type, for the year ended December 31, 2013 and 2012 are as follows:

	For the Year Ended December 31, 2013
(in thousands)	Beginning Allowance (12/31/12)	Charge- offs	Recoveries	Provision	Ending Allowance (12/31/13)
Real Estate:
Construction & land development	$1,098	$(233)	$10	$655	$1,530
Farmland	50	(31)	140	(142)	17
1-4 Family	2,239	(220)	49	(94)	1,974
Multifamily	284	—	—	92	376
Non-farm non-residential	3,666	(1,148)	8	1,081	3,607

Total Real Estate	7,337	(1,632)	207	1,592	7,504

Non-Real Estate:
Agricultural	64	(41)	5	18	46
Commercial and industrial	2,488	(1,098)	71	715	2,176
Consumer and other	233	(262)	243	(6)	208
Unallocated	220	—	—	201	421

Total Non-Real Estate	3,005	(1,401)	319	928	2,851

Total	$10,342	$(3,033)	$526	$2,520	$10,355

	For the Year Ended December 31, 2012
(in thousands)	Beginning Allowance (12/31/11)	Charge- offs	Recoveries	Provision	Ending Allowance (12/31/12)
Real Estate:
Construction & land development	$1,002	$(65)	$15	$146	$1,098
Farmland	65	—	1	(16)	50
1-4 Family	1,917	(1,409)	35	1,696	2,239
Multifamily	780	(187)	—	(309)	284
Non-farm non-residential	2,980	(459)	116	1,029	3,666

Total Real Estate	6,744	(2,120)	167	2,546	7,337

Non-Real Estate:
Agricultural	125	(49)	1	(13)	64
Commercial and industrial	1,407	(809)	329	1,561	2,488
Consumer and other	314	(473)	283	109	233
Unallocated	289	—	—	(69)	220

Total Non-Real Estate	2,135	(1,331)	613	1,588	3,005

Total	$8,879	$(3,451)	$780	$4,134	$10,342

Negative provisions are caused by changes in the composition and credit quality of the loan portfolio. The result is an allocation of the loan loss reserve from one category to another.

A summary of the allowance and loans individually and collectively evaluated for impairment are as follows:

	As of December 31, 2013
(in thousands)	Allowance Individually Evaluated for Impairment	Allowance Collectively Evaluated for Impairment	Total Allowance for Credit Losses	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment	Total Loans before Unearned Income
Real Estate:
Construction & land development	$1,166	$364	$1,530	$5,777	$41,773	$47,550
Farmland	—	17	17	—	9,826	9,826
1-4 Family	25	1,949	1,974	2,868	100,896	103,764
Multifamily	304	72	376	1,951	11,820	13,771
Non-farm non-residential	1,053	2,554	3,607	19,279	316,792	336,071

Total Real Estate	2,548	4,956	7,504	29,875	481,107	510,982

Non-Real Estate:
Agricultural	—	46	46	—	21,749	21,749
Commercial and industrial	—	2,176	2,176	—	151,087	151,087
Consumer and other	—	208	208	—	20,917	20,917
Unallocated	—	421	421

Total Non-Real Estate	—	2,851	2,851	—	193,753	193,753

Total	$2,548	$7,807	$10,355	$29,875	$674,860	704,735

Unearned income						(1,569)

Total Loans Net of Unearned Income						$703,166

	As of December 31, 2012
(in thousands)	Allowance Individually Evaluated for Impairment	Allowance Collectively Evaluated for Impairment	Total Allowance for Credit Losses	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment	Total Loans before Unearned Income
Real Estate:
Construction & land development	$713	$385	$1,098	$8,865	$35,991	$44,856
Farmland	—	50	50	—	11,182	11,182
1-4 Family	91	2,148	2,239	2,126	85,347	87,473
Multifamily	244	40	284	7,302	7,553	14,855
Non-farm non-residential	1,535	2,131	3,666	25,904	286,812	312,716

Total Real Estate	2,583	4,754	7,337	44,197	426,885	471,082

Non-Real Estate:
Agricultural	—	64	64	—	18,476	18,476
Commercial and industrial	507	1,981	2,488	4,390	113,035	117,425
Consumer and other	—	233	233	—	23,758	23,758
Unallocated	—	220	220

Total Non-Real Estate	507	2,498	3,005	4,390	155,269	159,659

Total	$3,090	$7,252	$10,342	$48,587	$582,154	630,741

Unearned income						(1,241)

Total Loans Net of Unearned Income						$629,500

As of December 31, 2013 and 2012, the Company had loans totaling $14.5 million and $20.7 million, respectively, not accruing interest. As of December 31, 2013 and 2012, the Company had loans past due 90 days or more and still accruing interest totaling $0.4 million and $0.5 million, respectively. The average outstanding balance of nonaccrual loans in 2013 was $17.3 million compared to $22.1 million in 2012.

As of December 31, 2013, the Company has no outstanding commitments to advance additional funds in connection with impaired loans.

The following is a summary of impaired loans by class at December 31, 2013:

	As of December 31, 2013
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Cash Basis
Impaired Loans with No Related Allowance:
Real Estate:
Construction & land development	$—	$—	$—	$599	$35	$36
Farmland	—	—	—	—	—	—
1-4 Family	441	441	—	472	28	35
Multifamily	607	607	—	5,890	359	382
Non-farm non-residential	4,722	5,456	—	7,579	425	527

Total Real Estate	5,770	6,504	—	14,540	847	980

Non-Real Estate:
Agricultural	—	—	—	—	—	—
Commercial and industrial	—	—	—	1,472	134	162
Consumer and other	—	—	—	—	—	—

Total Non-Real Estate	—	—	—	1,472	134	162

Total Impaired Loans with No Related Allowance	5,770	6,504	—	16,012	981	1,142

Impaired Loans with an Allowance Recorded:
Real Estate:
Construction & land development	5,777	5,777	1,166	6,345	383	360
Farmland	—	—	—	—	—	—
1-4 Family	2,427	2,620	25	1,643	121	107
Multifamily	1,344	1,344	304	1,348	89	96
Non-farm non-residential	14,557	17,469	1,053	14,868	775	573

Total Real Estate	24,105	27,210	2,548	24,204	1,368	1,136

Non-Real Estate:
Agricultural	—	—	—	—	—	—
Commercial and industrial	—	—	—	—	—	—
Consumer and other	—	—	—	—	—	—

Total Non-Real Estate	—	—	—	—	—	—

Total Impaired Loans with an Allowance Recorded	24,105	27,210	2,548	24,204	1,368	1,136

Total Impaired Loans	$29,875	$33,714	$2,548	$40,216	$2,349	$2,278

The following is a summary of impaired loans by class at December 31, 2012:

	As of December 31, 2012
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Cash Basis
Impaired Loans with No Related Allowance:
Real Estate:
Construction & land development	$3,177	$3,177	$—	$4,012	$414	$404
Farmland	—	—	—	—	—	—
1-4 Family	1,516	2,176	—	2,102	162	73
Multifamily	1,351	1,351	—	1,355	103	110
Non-farm non-residential	2,936	2,982	—	5,963	427	287

Total Real Estate	8,980	9,686	—	13,432	1,106	874

Non-Real Estate:
Agricultural	—	—	—	—	—
Commercial and industrial	3,734	3,734	—	1,098	117	87
Consumer and other	—	—	—	—	—	—

Total Non-Real Estate	3,734	3,734	—	1,098	117	87

Total Impaired Loans with No Related Allowance	12,714	13,420	—	14,530	1,223	961

Impaired Loans with an Allowance Recorded:
Real Estate:
Construction & land development	5,688	5,688	713	3,677	406	418
Farmland	—	—	—	—	—	—
1-4 Family	610	776	91	732	70	67
Multifamily	5,951	5,951	244	5,998	597	593
Non-farm non-residential	22,968	25,720	1,535	24,669	2,616	2,711

Total Real Estate	35,217	38,135	2,583	35,076	3,689	3,789

Non-Real Estate:
Agricultural	—	—	—	—	—	—
Commercial and industrial	656	656	507	786	94	—
Consumer and other	—	—	—	—	—	—

Total Non-Real Estate	656	656	507	786	94	—

Total Impaired Loans with an Allowance Recorded	35,873	38,791	3,090	35,862	3,783	3,789

Total Impaired Loans	$48,587	$52,211	$3,090	$50,392	$5,006	$4,750

Troubled Debt Restructurings

A Troubled Debt Restructuring (“TDR”) is a debt restructuring in which the creditor for economic or legal reasons related to the debtor’s financial difficulties grants a concession to the debtor that it would not otherwise consider. The modifications to the Company’s TDRs were concessions on the interest rate charged. The effect of the modifications to the Company was a reduction in interest income. These loans have an allocated reserve in the Company’s reserve for loan losses. In 2013, there were no loans restructured in a troubled debt restructuring.

The following table is an age analysis of TDRs as of December 31, 2013 and December 31, 2012:

December 31, 2013
Accruing Loans
(in thousands)	Current	30-89 Days Past Due	Nonaccrual	Total TDRs
Real Estate:
Construction & land development	$—	$—	$—	$—
Farmland	—	—	—	—
1-4 Family	—	—	—	—
Multifamily	—	—	—	—
Non-farm non-residential	3,006	—	230	3,236

Total Real Estate	3,006	—	230	3,236

Non-Real Estate:
Agricultural	—	—	—	—
Commercial and industrial	—	—	—	—
Consumer and other	—	—	—	—

Total Non-Real Estate	—	—	—	—

Total	$3,006	$—	$230	$3,236

	December 31, 2012
	Accruing Loans
(in thousands)	Current	30-89 Days Past Due	Nonaccrual	Total TDRs
Real Estate:
Construction & land development	$2,602	$—	$—	$2,602
Farmland	—	—	—	—
1-4 Family	—	—	1,296	1,296
Multifamily	5,951	—	—	5,951
Non-farm non-residential	6,103	—	678	6,781

Total Real Estate	14,656	—	1,974	16,630

Non-Real Estate:
Agricultural	—	—	—	—
Commercial and industrial	—	—	—	—
Consumer and other	—	—	—	—

Total Non-Real Estate	—	—	—	—

Total	$14,656	$—	$1,974	$16,630

The following table discloses TDR activity for the twelve months ended December 31, 2013.

	Troubled Debt Restructured Loans Activity Twelve Months Ended December 31, 2013
(in thousands)	Beginning Balance (12/31/12)	New TDRs	Charge-offs post- modification	Transferred to ORE	Paydowns	Construction to permanent financing	Restructured to market terms	Ending balance (12/31/13)
Real Estate:
Construction & land development	$2,602	$—	$—	$—	$—	$—	$(2,602)	$—
Farmland	—	—	—	—	—	—	—	—
1-4 Family	1,296	—	—	(1,075)	—	—	(221)	—
Multifamily	5,951	—	—	—	(16)	—	(5,935)	—
Non-farm non-residential	6,781	—	(355)	—	(95)	—	(3,095)	3,236

Total Real Estate	16,630	—	(355)	(1,075)	(111)	—	(11,853)	3,236

Non-Real Estate:
Agricultural	—	—	—	—	—	—	—	—
Commercial and industrial	—	—	—	—	—	—	—	—
Consumer and other	—	—	—	—	—	—	—	—

Total Non-Real Estate	—	—	—	—	—	—	—	—

Total	$16,630	$—	$(355)	$(1,075)	$(111)	$—	$(11,853)	$3,236

There were no commitments to lend additional funds to debtors whose terms have been modified in a troubled debt restructuring at December 31, 2013.